Operations (Details Narrative) - BRL (R$)			12 Months Ended
	Sep. 27, 2021	Sep. 20, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operations
Deferred tax assets			R$ 963,259,000	R$ 1,191,104,000	R$ 1,011,866,000
Net working capital			3,209,879	1,753,039
Cash and cash equivalents			R$ 3,472,845,000	R$ 3,222,768
Amount of renegotiation of hydrological risk	R$ 1,036,558	R$ 1,570,543